GREAT-WEST FUNDS, INC.

Great-West Government Money Market Fund (formerly Great-West Money Market Fund)

Institutional Class Ticker: MXGXX

Investor Class (formerly Initial Class) Ticker: MXMXX

(the “Fund”)

Supplement dated June 2, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (the “SAI”)

Catherine Tocher, Senior Vice President & Chief Investment Officer, recently announced her plan to retire on August 1, 2017 (the “Effective Date”). Therefore, as of the Effective Date, Ms. Tocher will no longer serve as a portfolio manager to the Fund. Additionally, as of the Effective Date, Bruce Masters will no longer be a portfolio manager to the Fund. All references to Catherine Tocher and Bruce Masters in the Fund Prospectus, Summary Prospectus, and SAI are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Rebecca Dugan will become an assistant portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Title	Length of Service as Portfolio Manager of Fund
Jack Brown, CFA	Portfolio Manager	2016
Rebecca Dugan	Assistant Portfolio Manager	2017

Under the “Investment Adviser” subsection of the “Management and Organization” section on page 6 of the Prospectus, the following paragraph is hereby incorporated:

“Rebecca Dugan, Assistant Portfolio Manager, has managed the Fund since 2017. Ms. Dugan joined GWL&A in 2012 with 7 years of prior industry experience. Ms. Dugan received a B.S. in Finance from the University of Colorado at Boulder.”

Under the “GREAT-WEST GOVERNMENT MONEY MARKET, GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES, GREAT-WEST SHORT DURATION BOND, AND GREAT-WEST BOND INDEX FUNDS” section on page 44 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following:

“The Great-West Bond Index, Great-West Government Money Market, Great-West Short Duration Bond and Great-West U.S. Government Mortgage Securities Funds are managed by an internal investment management team headed by Jack Brown. Jack Brown, Portfolio Manager, has managed the Great-West Bond Index, Great-West Government Money Market, Great-West Short Duration Bond and Great-West U.S. Government Mortgage Securities Funds since 2016. Sam Moyn, Assistant Portfolio Manager, has managed the Great-West Bond Index and Great-West U.S. Government Mortgage Securities Funds since 2013. Nate Simons, Assistant Portfolio Manager, has managed the Great-West Bond Index and Great-West Short Duration Bond Funds since 2015. Rebecca Dugan, Assistant Portfolio Manager, has managed the Great-West Government Money Market Fund since 2017.”

Under the “Other Accounts Managed” section on page 44 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Jack Brown	39	10,766	34	3,532	43	8,697	0	0	0	0	0	0
Sam Moyn	0	0	3	972	43	8,697	0	0	0	0	0	0
Nate Simons	0	0	3	972	43	8,697	0	0	0	0	0	0
Rebecca Dugan*	0	0	0	0	0	0	0	0	0	0	0	0

*  The information is provided as of June 2, 2017.

Under the “Ownership of Securities” section on page 44 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following.

“The portfolio managers did not own any shares of the Funds they manage as of June 2, 2017.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated May 1, 2017, and the Statement of Additional Information for Great-West Funds, Inc., dated May 1, 2017.

Please keep this Supplement for future reference.